Employee Benefit Plans (Details) - Schedule of Estimated Future Pension Benefit Payments $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Estimated Future Pension Benefit Payments [Abstract]
2023	$ 1,872
2024	2,067
2025	2,656
2026	2,674
2027	2,978
2028 – 2032	13,615
Total	$ 25,862